Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	JACKSON VARIABLE SERIES TRUST
Entity Central Index Key	0001532747
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2019
Document Effective Date	Apr. 29, 2019
Prospectus Date	Apr. 29, 2019